Plan Amendment and Termination	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan Plan Amendment And Termination [Line Items]
Plan Amendment and Termination
5 Plan Amendment and Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to otherwise amend or terminate the Plan at any time, subject to the provisions of ERISA and the Code. In the event of Plan termination, participants would remain 100% vested in their account balances.